Document and Entity Information	12 Months Ended
Jun. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 29, 2012
Registrant Name	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Central Index Key	0000842790
Amendment Flag	false
Document Creation Date	Jul. 20, 2012
Document Effective Date	Jul. 20, 2012
Prospectus Date	Jun. 28, 2012